Cost of Sales by Nature - Selling and Administrative Expenses, by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Wages and employee benefits expenses	$ 314	$ 287
Information technology	29	24
Publicity and marketing	17	16
Other	50	51
Selling, general and administrative expense	$ 410	$ 378